Impairment testing of non-financial assets - Main Assumptions used in the Impairment Test (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)
Colombia CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	10.21%
Inputs Operating margin average	17.00%
Pre Tax discount rate	18.60%
Recoverable amount	R$ 450,729
North CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	(100.00%)
Inputs Operating margin average	18.98%
Pre Tax discount rate	15.85%
Recoverable amount	R$ 323,470
East CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	24.78%
Inputs Operating margin average	18.98%
Pre Tax discount rate	28.01%
Recoverable amount	R$ 171,638
South CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	29.78%
Inputs Operating margin average	18.98%
Pre Tax discount rate	28.26%
Recoverable amount	R$ 180,967
Biological Products and special fertilizers CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	13.86%
Inputs Operating margin average	45.93%
Pre Tax discount rate	19.80%
Recoverable amount	R$ 684,943